SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets:
Derivative assets	$ 608	$ 1,349
Total financial assets	608	1,349
Liabilities:
Payment obligation in connection with acquisitions	49,124	13,645
Derivative liabilities	214	1,779
Convertible debt	35,463	35,752
Total financial liabilities	$ 84,801	$ 51,176
Level 1 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Payment obligation in connection with acquisitions
Derivative liabilities
Convertible debt	$ 35,463	$ 35,752
Total financial liabilities	35,463	35,752
Level 2 [Member]
Assets:
Derivative assets	608	1,349
Total financial assets	$ 608	$ 1,349
Liabilities:
Payment obligation in connection with acquisitions
Derivative liabilities	$ 214	$ 1,779
Convertible debt
Total financial liabilities	$ 214	$ 1,779
Level 3 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Payment obligation in connection with acquisitions	$ 49,124	$ 13,645
Derivative liabilities
Convertible debt
Total financial liabilities	$ 49,124	$ 13,645